                              DELAWARE POOLED TRUST

                         The Emerging Markets Portfolio
                                (the "Portfolio")

                    Supplement to the Portfolio's Prospectus
                             dated February 28, 2007

At a meeting held on August 16, 2007,  the Board of Trustees of Delaware  Pooled
Trust  approved the  reduction  of purchase  reimbursement  fees and  redemption reimbursement fees from 0.75% to 0.55%, effective August 24, 2007.

Effective  August 24, 2007, the following  table replaces the  shareholder  fees portion of the table entitled "What are The Emerging  Markets  Portfolio's  fees and expenses?" on page 29 of the Prospectus:

Shareholder fees are paid directly from your investment.

 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on purchases as    none
 a percentage of offering price
 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on reinvested      none
 dividends
 ------------------------------------------------------ ----------
 Purchase reimbursement fees(1)                         0.55%
 ------------------------------------------------------ ----------
 Redemption reimbursement fees(1)                       0.55%
 ------------------------------------------------------ ----------
 Exchange fees                                          none
 ------------------------------------------------------ ----------

1    The purchase reimbursement fee and redemption reimbursement fee are paid to the Portfolio.  These fees are designed to reflect an  approximation of the brokerage and other  transaction costs associated with the investment of an
     investor's   purchase   amount  or  the   disposition  of  assets  to  meet
     redemptions,  and  to  limit  the  extent  to  which  the  Portfolio  (and, indirectly,  the Portfolio's existing shareholders) would have to bear such costs. In lieu of the reimbursement fees, investors in The Emerging Markets
     Portfolio may be permitted to utilize  alternative  purchase and redemption
     methods   designed  to  accomplish   the  same   economic   effect  as  the
     reimbursement fees.

Please keep this supplement for future reference.

This Supplement is dated August 16, 2007.

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